Transactional expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bank slip costs	$ 36,149	$ 46,480	$ 31,536
Rewards expenses	36,885	29,624	21,533
Credit and debit card network costs	22,705	24,986	14,703
Other transactional expenses	21,380	25,725	11,544
Total transactional expenses	$ 117,119	$ 126,815	$ 79,316